John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 10/31/2024

Fund’s investments
As of 10-31-24 (unaudited)
	Shares	Value
Preferred securities (A) 81.7% (52.3% of Total investments)		$292,777,195
(Cost $304,199,730)
Communication services 5.5%		19,820,614
Wireless telecommunication services 5.5%
Telephone & Data Systems, Inc., 6.000%	314,625	5,896,073
Telephone & Data Systems, Inc., 6.625%	211,250	4,347,525
U.S. Cellular Corp., 5.500%	90,000	2,026,800
U.S. Cellular Corp., 5.500%	94,450	2,125,125
U.S. Cellular Corp., 6.250%	231,150	5,425,091
Consumer discretionary 0.9%		3,114,620
Broadline retail 0.9%
Qurate Retail, Inc., 8.000%	73,500	2,787,120
QVC, Inc., 6.250%	25,000	327,500
Financials 54.4%		195,171,209
Banks 20.3%
Bank of America Corp., 6.450% (B)	95,854	2,524,794
Bank of America Corp., 7.250% (B)	7,000	8,645,000
Bank of Hawaii Corp., 8.000%	93,825	2,510,757
Citigroup Capital XIII, 11.221% (3 month CME Term SOFR + 6.632%) (C)	265,000	8,026,850
Citizens Financial Group, Inc., 7.375% (B)	197,500	5,352,250
Fifth Third Bancorp, 6.000% (B)	161,475	3,983,588
First Citizens BancShares, Inc., 5.375%	88,167	2,060,463
Fulton Financial Corp., 5.125% (B)	103,025	2,076,984
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	125,550	3,261,789
KeyCorp, 5.650%	152,983	3,564,504
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	25,000	636,250
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	56,175	1,401,566
M&T Bank Corp., 7.500%	155,000	4,234,600
Pinnacle Financial Partners, Inc., 6.750%	76,350	1,901,115
Regions Financial Corp., 4.450%	138,875	2,665,011
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	136,100	3,516,824
Synovus Financial Corp., 8.185% (3 month CME Term SOFR + 3.614%) (C)	43,150	1,088,243
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (C)	135,325	3,579,346
Wells Fargo & Company, 7.500% (B)	7,500	9,261,600
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,369,640
Capital markets 8.7%
Affiliated Managers Group, Inc., 6.750% (B)	207,900	5,340,951
Brookfield Finance, Inc., 4.625% (B)	158,548	2,928,382
Carlyle Finance LLC, 4.625% (B)	29,926	584,754
Morgan Stanley, 6.375% (B)	125,000	3,176,250
Morgan Stanley, 6.500% (B)	148,450	3,874,545
Morgan Stanley, 6.625% (B)	80,750	2,131,800
Morgan Stanley, 6.875% (B)	99,875	2,526,838
Morgan Stanley, 7.125% (B)	213,297	5,400,680
TPG Operating Group II LP, 6.950% (B)	203,425	5,270,742
Consumer finance 2.4%
Navient Corp., 6.000%	200,341	4,006,820
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	183,025	4,751,329
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 3.8%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	247,375	$6,679,125
Federal National Mortgage Association, Series S, 8.250% (D)	75,000	386,250
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	30,000	813,000
KKR Group Finance Company IX LLC, 4.625%	250,474	4,909,290
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	31,175	773,452
Insurance 19.2%
AEGON Funding Company LLC, 5.100% (B)	257,925	5,604,710
American Financial Group, Inc., 5.125% (B)	123,850	2,784,148
American National Group, Inc., 5.950% (5.950% to 12-1-24, then 5 Year CMT + 4.322%)	30,097	756,037
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	157,275	3,993,212
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	270,000	6,768,900
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)	293,775	7,870,232
Brighthouse Financial, Inc., 6.600% (B)	306,687	7,605,838
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	111,800	2,391,402
F&G Annuities & Life, Inc., 7.950% (B)	167,850	4,558,806
Lincoln National Corp., 9.000% (B)(E)	220,450	6,245,349
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	281,925	7,510,482
RenaissanceRe Holdings, Ltd., 4.200% (B)	169,000	3,104,530
The Allstate Corp., 7.375% (B)	89,800	2,444,356
The Phoenix Companies, Inc., 7.450%	216,500	3,907,825
Unum Group, 6.250%	137,500	3,410,000
Industrials 1.5%		5,240,099
Aerospace and defense 0.3%
The Boeing Company, 6.000%	21,300	1,144,449
Trading companies and distributors 1.2%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	157,525	4,095,650
Information technology 0.6%		2,348,710
Technology hardware, storage and peripherals 0.6%
Hewlett Packard Enterprise Company, 7.625%	40,600	2,348,710
Real estate 2.2%		7,735,627
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	160,450	3,656,656
Office REITs 0.7%
Vornado Realty Trust, 5.400%	119,425	2,238,025
Specialized REITs 0.5%
Public Storage, 4.625% (B)	85,825	1,840,946
Utilities 16.6%		59,346,316
Electric utilities 6.9%
Duke Energy Corp., 5.750%	224,675	5,652,823
NextEra Energy, Inc., 6.926% (B)	58,900	2,635,775
NSTAR Electric Company, 4.780%	15,143	1,264,441
SCE Trust III, 7.823% (3 month CME Term SOFR + 3.252%) (C)	76,242	1,931,210
SCE Trust VI, 5.000%	219,975	4,533,685
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust VII, 7.500%	192,250	$5,131,153
SCE Trust VIII, 6.950%	121,500	3,219,750
The Southern Company, 4.950% (B)	10,000	223,100
Gas utilities 1.2%
South Jersey Industries, Inc., 5.625% (B)	188,875	3,588,625
Spire, Inc., 5.900%	30,000	746,400
Multi-utilities 8.5%
Algonquin Power & Utilities Corp., 8.864% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)	239,625	6,155,966
CMS Energy Corp., 5.625% (B)	187,515	4,607,244
CMS Energy Corp., 5.875% (B)	102,900	2,526,195
CMS Energy Corp., 5.875% (B)	270,225	6,663,749
DTE Energy Company, Series E, 5.250% (B)	160,000	3,764,800

Sempra, 5.750% (B)	270,000	6,701,400
Common stocks 1.0% (0.6% of Total investments)		$3,430,287
(Cost $4,058,297)
Utilities 1.0%		3,430,287
Multi-utilities 1.0%
Algonquin Power & Utilities Corp. (B)	708,739	3,430,287

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 68.2% (43.6% of Total investments)				$244,342,596
(Cost $239,001,785)
Communication services 0.7%				2,737,614
Media 0.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	2,957,000	2,737,614
Consumer discretionary 1.9%				6,813,395
Automobiles 1.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	1,575,000	1,520,030
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	3,879,000	3,844,365
Broadline retail 0.4%
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (F)(G)	6.250	04-22-31	1,610,000	1,449,000
Consumer staples 0.2%				621,425
Food products 0.2%
Land O’ Lakes, Inc. (B)(E)(F)(G)	8.000	07-16-25	670,000	621,425
Energy 7.8%				27,889,192
Oil, gas and consumable fuels 7.8%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%) (B)(E)	7.200	06-27-54	1,750,000	1,807,621
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(E)	7.375	01-15-83	1,853,000	1,889,319
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(E)	8.500	01-15-84	4,663,000	5,180,784
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(E)(F)	6.625	02-15-28	5,377,000	5,263,431
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(E)(F)	7.125	05-15-30	7,123,000	7,240,601
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (G)	7.500	03-01-55	1,500,000	$1,557,807
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (F)(G)	9.000	09-30-29	4,950,000	4,949,629
Financials 39.7%				142,224,165
Banks 26.8%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	3,600,000	4,145,969
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(E)(F)	5.875	03-15-28	6,096,000	6,152,309
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(E)(F)	6.125	04-27-27	3,250,000	3,301,233
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	3,250,000	3,576,232
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	4,525,000	4,731,507
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)(F)	7.625	11-15-28	5,525,000	5,878,691
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(F)	8.008	01-06-25	6,000,000	5,963,274
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(E)(F)	4.250	01-01-27	3,900,000	3,684,233
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(E)(F)	6.450	10-01-27	4,250,000	4,268,772
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	2,450,000	2,546,096
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	4,750,000	4,692,060
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	1,523,000	1,516,766
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(E)(F)	6.875	06-01-29	3,675,000	3,883,303
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)(E)(F)	5.000	09-15-26	3,038,000	2,920,222
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)(E)(F)	3.500	09-01-26	7,200,000	6,550,624
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	2,750,000	2,930,219
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(E)	8.625	10-27-82	5,240,000	5,613,219
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(E)(F)	6.000	05-15-27	5,965,000	5,971,520
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(E)(F)	6.200	09-15-27	7,031,000	7,089,758
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(E)	8.125	10-31-82	2,000,000	2,107,310
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29	3,000,000	3,093,039
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(E)(F)	7.625	09-15-28	5,008,000	5,382,568
Capital markets 5.8%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(E)(F)	6.700	03-15-29	3,588,000	3,693,896
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(E)(F)	4.000	12-01-30	2,700,000	2,352,290
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(E)(F)	5.000	06-01-27	475,000	462,741
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (F)	6.125	11-10-34	3,226,000	3,199,726
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(E)(F)	7.500	02-10-29	6,215,000	6,644,674
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	4,151,000	4,352,525
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	2,400,000	2,393,394
Financial services 0.7%
Voya Financial, Inc. (5 Year CMT + 3.358%) (C)(F)	7.758	09-15-28	2,350,000	2,479,556
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 5.7%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	3,250,000	$3,372,177
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	1,800,000	1,797,063
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(E)(F)	5.875	03-15-28	4,277,000	4,301,888
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	4,942,528
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	6,890,000	6,232,783
Industrials 0.7%				2,462,402
Trading companies and distributors 0.7%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (F)	6.000	09-24-29	2,500,000	2,462,402
Utilities 17.2%				61,594,403
Electric utilities 7.3%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)(E)(F)	5.000	12-15-26	2,790,000	2,715,487
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(E)(F)	5.375	03-15-26	8,500,000	8,415,366
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(E)	7.125	12-01-54	3,000,000	3,067,137
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (G)	7.625	12-15-54	2,450,000	2,536,845
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(E)(F)(G)	10.250	03-15-28	5,445,000	6,009,091
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	3,400,000	3,511,921
Gas utilities 1.1%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (G)	7.200	10-15-54	3,695,000	3,704,193
Independent power and renewable electricity producers 5.5%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)(E)	7.600	01-15-55	5,514,000	5,714,496
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(E)(F)(G)	8.000	10-15-26	7,250,000	7,446,903
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(E)(F)(G)	8.875	01-15-29	6,222,000	6,641,238
Multi-utilities 3.3%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(E)	6.850	02-15-55	3,100,000	3,177,658
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,376,000	1,335,964
NiSource, Inc. (6.375% to 3-31-25, then 5 Year CMT + 2.527%) (B)(E)	6.375	03-31-55	1,225,000	1,222,703
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%) (B)(E)	6.950	11-30-54	3,000,000	3,074,160
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(E)	6.400	10-01-54	1,500,000	1,494,719

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(E)	6.875	10-01-54	1,500,000	1,526,522
Convertible bonds 1.6% (1.1% of Total investments)				$5,940,007
(Cost $5,500,000)
Utilities 1.6%				5,940,007
Electric utilities 1.6%

TXNM Energy, Inc. (G)	5.750	06-01-54	5,500,000	5,940,007

Capital preferred securities (H) 2.6% (1.6% of Total investments)				$9,286,143
(Cost $10,678,500)
Financials 1.2%				4,284,482
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(E)(G)	7.875	12-15-67	3,900,000	4,284,482
Utilities 1.4%				5,001,661
Multi-utilities 1.4%
Dominion Resources Capital Trust III (B)	8.400	01-15-31	5,000,000	5,001,661

6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.2% (0.8% of Total investments)			$4,419,456
(Cost $4,419,160)
Short-term funds 1.2%			4,419,456
John Hancock Collateral Trust (I)	4.6622(J)	441,809	4,419,456

Total investments (Cost $567,857,472) 156.3%	$560,195,684
Other assets and liabilities, net (56.3%)	(201,808,492)
Total net assets 100.0%	$358,387,192

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-24 was $331,652,869.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	All or a portion of this security is on loan as of 10-31-24, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $152,154,564.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,618,327 or 17.5% of the fund’s net assets as of 10-31-24.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(81,103)	$(81,103)
Centrally cleared	51,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	152,852	152,852
Centrally cleared	25,250,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(170,224)	(170,224)
								—	$(98,475)	$(98,475)

(a)	At 10-31-24, the overnight SOFR was 4.900%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$19,820,614	$19,820,614	—	—
Consumer discretionary	3,114,620	3,114,620	—	—
Financials	195,171,209	191,263,384	$3,907,825	—
Industrials	5,240,099	5,240,099	—	—
Information technology	2,348,710	2,348,710	—	—
Real estate	7,735,627	7,735,627	—	—
Utilities	59,346,316	54,493,250	4,853,066	—
Common stocks	3,430,287	3,430,287	—	—
Corporate bonds	244,342,596	—	244,342,596	—
Convertible bonds	5,940,007	—	5,940,007	—
Capital preferred securities	9,286,143	—	9,286,143	—
Short-term investments	4,419,456	4,419,456	—	—
Total investments in securities	$560,195,684	$291,866,047	$268,329,637	—
Derivatives:
Assets
Swap contracts	$152,852	—	$152,852	—
Liabilities
Swap contracts	(251,327)	—	(251,327)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	441,809	$641,056	$35,018,869	$(31,242,982)	$2,198	$315	$49,264	—	$4,419,456
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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